Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
OPERATING ACTIVITIES
Net loss	$ (51,390)	$ (496,833)
Non-cash and non-operating items:
Depreciation and amortization	205,238	422,713
Unrealized gain on derivative instruments (note 15)	(93,817)	(94,532)
Write-down and loss on sales of vessels (note 7)	53,693	270,254
Loss on deconsolidation of Teekay Offshore (note 4)	7,070	103,188
Equity (income) loss, net of dividends received	(28,382)	72,159
Income tax expense	17,197	11,767
Unrealized foreign currency exchange loss including the effect of the termination of cross-currency swaps	31,098	108,271
Other	13,912	13,144
Change in operating assets and liabilities	(41,424)	67,855
Expenditures for dry docking	(28,782)	(38,704)
Net operating cash flow	84,413	439,282
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	843,854	680,261
Prepayments of long-term debt	(681,664)	(314,029)
Scheduled repayments of long-term debt and settlement of related swaps (note 8)	(265,868)	(641,070)
Proceeds from financing related to sale-leaseback of vessels	526,692	488,830
Repayments of obligations related to capital leases	(54,122)	(29,723)
Net proceeds from equity issuances of subsidiaries	0	8,521
Net proceeds from equity issuances of Teekay Corporation (note 9)	103,657	0
Distributions paid from subsidiaries to non-controlling interests	(49,124)	(88,133)
Cash dividends paid	(16,637)	(14,235)
Other financing activities	(595)	1,675
Net financing cash flow	406,193	92,097
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(564,464)	(694,507)
Proceeds from sale of vessels and equipment	0	67,440
Proceeds from sale of equity-accounted investment	54,438	0
Investment in equity-accounted investments	(32,758)	(109,580)
Advances to joint ventures and joint venture partners	(24,957)	(12,576)
Cash of transferred subsidiaries on sale, net of proceeds received (note 4)	(25,254)	(45,447)
Other investing activities	8,678	13,481
Net investing cash flow	(584,317)	(781,189)
Decrease in cash, cash equivalents and restricted cash	(93,711)	(249,810)
Cash, cash equivalents, restricted cash and restricted cash equivalents, beginning balance	552,174	805,242
Cash, cash equivalents, restricted cash and restricted cash equivalents, ending balance	$ 458,463	$ 555,432